Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 47,385,312	$ 46,800,259
Less: accumulated amortization	(39,295,633)	(38,810,461)
Less: impairment	(8,089,679)	(7,989,798)
Intangible assets, net
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,494,918	5,433,967
Purchased Courseware Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	29,854,061	29,485,462
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,036,333	$ 11,880,830